Seller	Loan ID	Seller Loan ID	Investor Loan ID	Queue	Created Date	Last Modified Date	Finding Status	Event Level	Initial Finding Grade	Current/Final Finding Grade	Finding Category	Finding Sub Category	Finding Name	Reviewer Comments	Seller Comments	Finding Resolution	Finding Document	Reviewer Comp Factors	Originator Comp Factors	State	Occupancy	Loan Purpose	Refinance Purpose	Unique Finding ID	Acknowledged / Waived By	Waiver in File?
XXXX	XXXX	XXXX	409056277	Closed	2026-05-08 05:08	2026-05-15 10:03	Resolved	1 - Information	C	A	Credit	Assets	Asset 7 Does Not Meet Guideline Requirements
Resolved-Requested gift letter provided, updated & condition resolved. - Due Diligence Vendor-XX/XX/XXXX
Resolved-Asset X Meets Guideline Requirements Or Not Applicable - Due Diligence Vendor-XX/XX/XXXX
Ready for Review-Document Uploaded.  - Seller-XX/XX/XXXX
Open-Asset X Does Not Meet Guideline Requirements The loan file is missing a gift letter from the gifter, in the amount of $XX,XXX. There is a cashier's check, labeled "gift", on page XX of XXX. If the gift donor isn't an approved donor, additional asset conditions may apply. - Due Diligence Vendor-XX/XX/XXXX
															Ready for Review-Document Uploaded. - Seller-XX/XX/XXXX	XXXX	XXXX			MI	Investment	Purchase	NA	XXXX	N/A	N/A
XXXX	XXXX	XXXX	409056277	Closed	2026-05-08 04:29	2026-05-15 01:56	Resolved	1 - Information	D	A	Credit	Missing Doc	Purchase Contract is Missing
Resolved-Requested purchase contract provided, updated & condition resolved. - Due Diligence Vendor-XX/XX/XXXX
Resolved-Purchase Contract Doc is not Missing, or is Not Applicable. - Due Diligence Vendor-XX/XX/XXXX
Ready for Review-Document Uploaded.  - Seller-XX/XX/XXXX
Open-Loan Purpose is Purchase but Purchase Contract Doc is Missing Purchase but Purchase Contract Doc is Missing from loan file. When the contract is in, if there are any aditional items that bind the lender to previously non-agreed upon terms, additional conditions will apply. - Due Diligence Vendor-XX/XX/XXXX
															Ready for Review-Document Uploaded. - Seller-XX/XX/XXXX	XXXX	XXXX			MI	Investment	Purchase	NA	XXXX	N/A	N/A
XXXX	XXXX	XXXX	409056287	Closed	2026-05-11 03:45	2026-05-20 10:26	Resolved	1 - Information	C	A	Credit	Assets	Asset 2 Does Not Meet Guideline Requirements
Resolved-Requested proof for the gift amount provided, updated & condition resolved. - Due Diligence Vendor-XX/XX/XXXX
Resolved-Asset Record X Meets G/L Requirements Or Not Applicable - Due Diligence Vendor-XX/XX/XXXX
Ready for Review-Document Uploaded. Please see attached - Seller-XX/XX/XXXX
Open-Asset Record X Does Not Meet G/L Requirements Supporting document for Gift funds of $XX,XXX.XX is missing. Please provide a copy of the donor's cashier's check, money order, or bank check. - Due Diligence Vendor-XX/XX/XXXX
															Ready for Review-Document Uploaded. Please see attached - Seller-XX/XX/XXXX	XXXX	XXXX			AR	Investment	Purchase	NA	XXXX	N/A	N/A
XXXX	XXXX	XXXX	409056287	Closed	2026-05-11 02:51	2026-05-20 10:24	Resolved	1 - Information	D	A	Credit	Missing Doc	Third Party Fraud Report not Provided
Resolved-Requested third party fraud report provided, updated & condition resolved. - Due Diligence Vendor-XX/XX/XXXX
Resolved-Third Party Fraud Report is provided - Due Diligence Vendor-XX/XX/XXXX
Ready for Review-Document Uploaded. See attached - Seller-XX/XX/XXXX
Open-Missing Third Party Fraud Report Fraud Report is missing.Additional conditions may apply when the fraud report has been received. - Due Diligence Vendor-XX/XX/XXXX
															Ready for Review-Document Uploaded. See attached - Seller-XX/XX/XXXX	XXXX	XXXX			AR	Investment	Purchase	NA	XXXX	N/A	N/A
XXXX	XXXX	XXXX	409056337	Closed	2026-05-28 04:21	2026-06-09 00:07	Resolved	1 - Information	C	A	Credit	Eligibility	Ineligible Housing History per program guidelines
Resolved-Primary owned by spouse hence considered borrower living as rent free, condition resolved. - Due Diligence Vendor-XX/XX/XXXX
Resolved-Housing History Meets Guideline Requirements - Due Diligence Vendor-XX/XX/XXXX
Ready for Review-Document Uploaded. See attached. Borrowers' wife who is not on either loan owns his primary residence so should not have to provide how this property is owned (free & clear or w/ mortgage). - Seller-XX/XX/XXXX
Open-Housing History Does Not Meet Guideline Requirements Provide proof the borrower's primary residence is owned free and clear. - Due Diligence Vendor-XX/XX/XXXX

Ready for Review-Document Uploaded. See attached. Borrowers' wife who is not on either loan owns his primary residence so should not have to provide how this property is owned (free & clear or w/ mortgage). - Seller-XX/XX/XXXX

																XXXX	XXXX			AL	Investment	Purchase	NA	XXXX	N/A	N/A
XXXX	XXXX	XXXX	409056337	Closed	2026-05-28 04:10	2026-06-03 00:20	Resolved	1 - Information	D	A	Credit	Missing Doc	Missing Third Party Market Rent Source (IE. 1007, 1025, etc.)
Resolved-Requested short term rental document provided, updated & condition resolved. - Due Diligence Vendor-XX/XX/XXXX
Resolved-Validation Resolved - Due Diligence Vendor-XX/XX/XXXX
Ready for Review-Document Uploaded. See attached  - Seller-XX/XX/XXXX
Open-Third party market rent estimate is missing, a document establishing third party market rent source is missing from file, such as a XXXX, XXXX, etc.  Rental documentation missing, used to qualify Rental Income in the amount of $XXXX.XX
 - Due Diligence Vendor-XX/XX/XXXX
															Ready for Review-Document Uploaded. See attached - Seller-XX/XX/XXXX	XXXX	XXXX			AL	Investment	Purchase	NA	XXXX	N/A	N/A
XXXX	XXXX	XXXX	409056337	Closed	2026-05-28 04:38	2026-06-02 23:56	Resolved	1 - Information	D	A	Credit	Missing Doc	Missing Homeowners Association Questionnaire
Resolved-Condo is a X-XX unit condo hence no questionnaire is required, updated & condition resolved. - Due Diligence Vendor-XX/XX/XXXX
Ready for Review-X-XX unit condo projects are waived reviews. The SEO concentration and questionnaire you are referring to are not required for a project this size.

 - Seller-XX/XX/XXXX
Open- - Due Diligence Vendor-XX/XX/XXXX
Rescinded-HOA Questionnaire is Missing or Partial. The subject appears to be at least a semi-attached condominium. The project appears to be non-warrantable since there are only X-units and both were urchased by the borrower as investments. This would make the project inieligible based on XXXXXXXXXX XXXX’s lending saturation requirements, which state that an individual condo project not to exceed XX% of the units in any one project. - Due Diligence Vendor-XX/XX/XXXX
															Ready for Review-X-XX unit condo projects are waived reviews. The SEO concentration and questionnaire you are referring to are not required for a project this size. - Seller-XX/XX/XXXX	XXXX	XXXX			AL	Investment	Purchase	NA	XXXX	N/A	N/A